Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Recurring Basis (Details) - Recurring [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 79,571,727	¥ 181,986,168
Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	38,695,647	22,202,910
Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value		124,283,758
Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	40,876,080	35,499,500
Wealth management products [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	38,695,647	146,486,668
Wealth management products [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	38,695,647	22,202,910
Wealth management products [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value		124,283,758
Wealth management products [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	40,876,080	35,499,500
Convertible bonds [Member] | Level 1 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member] | Level 2 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value
Convertible bonds [Member] | Level 3 [Member]
Schedule of Assets Measured at Fair Value on a Recurring Basis [Line Items]
Total asset fair value	¥ 40,876,080	¥ 35,499,500